First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 101.2%
	Capital Markets – 101.2%
8,116	iShares 20+ Year Treasury Bond ETF	$1,338,896
11,042	iShares 7-10 Year Treasury Bond ETF	1,341,382
35,174	iShares Core U.S. Aggregate Bond ETF	4,058,024
11,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,395,663
12,065	iShares MBS ETF	1,332,459
73,999	Schwab U.S. Aggregate Bond ETF	4,015,926
47,159	Vanguard Total Bond Market ETF	4,025,021
	Total Investments – 101.2%	17,507,371
	(Cost $17,584,866) (a)
	Net Other Assets and Liabilities – (1.2)%	(209,405)
	Net Assets – 100.0%	$17,297,966

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,604 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $99,099. The net unrealized depreciation was $77,495.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 17,507,371	$ 17,507,371	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2020, and for the fiscal year-to-date period (January 1, 2020 to March 31, 2020) are as follows:
Security Name	Shares at 3/31/2020	Value at 12/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2020	Dividend Income
First Trust Dow Jones Internet Index Fund	—	$ 9,335,091	$ 573,174	$ (8,889,961)	$ (304,259)	$ (714,045)	$ —	$ —
First Trust Financials AlphaDEX® Fund	—	9,712,069	557,544	(7,586,112)	(343,465)	(2,340,036)	—	—
First Trust Health Care AlphaDEX® Fund	—	—	8,113,087	(7,831,451)	—	(281,636)	—	—
First Trust Large Cap Growth AlphaDEX® Fund	—	12,962,697	816,211	(11,526,069)	(1,069,422)	(1,183,417)	—	44,357
First Trust NASDAQ-100- Technology Sector Index Fund	—	10,389,880	630,861	(9,399,833)	(2,157,222)	536,314	—	15,805
First Trust Small Cap Growth AlphaDEX® Fund	—	12,987,701	1,021,677	(10,054,380)	141,891	(4,096,889)	—	—
First Trust Technology AlphaDEX® Fund	—	10,141,440	604,400	(8,992,955)	(1,875,833)	122,948	—	3,600
First Trust Utilities AlphaDEX® Fund	—	9,197,703	549,133	(8,284,447)	(296,150)	(1,166,239)	—	51,537
		$74,726,581	$12,866,087	$(72,565,208)	$(5,904,460)	$(9,123,000)	$—	$115,299

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
March 31, 2020 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1 Index (“the Nasdaq Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.